TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	24.00%	25.00%
Net operating loss carry forward	$ 43,000
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	837
Expiration dates of operating loss carry forwards	10 to 14 years
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	$ 2,500
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.50%
Amended Rate Year Two [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.50%
Amended Rate Year Three And Thereafter [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rate	10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%